Property and equipment	12 Months Ended
Aug. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment

5. Property and equipment

The Company’s property and equipment consist of equipment, furniture, IT equipment, leasehold improvements and laptops.

Property and equipment
Cost
Balance, August 31, 2023	$349,283
Additions	4,991
Translation adjustment	569
Balance, August 31, 2024	$355,576
Disposal	(6,357)
Translation adjustment	(17,342)
Balance, August 31, 2025	$338,234

Accumulated depreciation
Balance, August 31, 2023	$107,192
Depreciation	87,803
Translation adjustment	7,971
Balance, August 31, 2024	$202,966
Depreciation	82,113
Disposal	(2,761)
Translation adjustment	(8,802)
Balance, August 31, 2025	$276,277

Net carrying value
August 31, 2025	$61,957
August 31, 2024	$152,610

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)